CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 3,791,302	$ 2,179,558
Accounts receivable	8,075	0
Prepaid assets, current portion	142,356	0
TOTAL CURRENT ASSETS	3,941,733	2,179,558
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	12,695	11,311
Furniture and fixtures, net	12,542	13,926
OTHER ASSETS
Prepaid insurance	348,333	0
Co-development options	3,554,167	4,554,167
Right of use asset, net of accumulated amortization	58,914	17,925
Total other assets	3,961,414	4,572,092
TOTAL ASSETS	7,915,689	6,765,576
CURRENT LIABILITIES
Accounts payable	99,021	134,092
Accrued expenses	181,998	199,126
Notes payable, current portion	1,500,000	2,417,000
Right of use liability, current portion	41,618	14,724
TOTAL CURRENT LIABILITIES	1,822,637	2,764,942
LONG TERM LIABILITIES
Note payable	150,000	1,650,000
Derivative liability warrants	1,125,000	0
Right of use liability, non-current portion	14,723	0
TOTAL LONG TERM LIABILITIES	1,289,723	1,650,000
TOTAL LIABILITIES	3,112,360	4,414,942
COMMITMENTS AND CONTINGENCIES (NOTE 6)
STOCKHOLDERS' EQUITY
Series B Preferred Stock, $0.0001 par value, 10,000,000 shares authorized, -0- and 8,000 shares issued and outstanding, respectively	0	1
Common stock, $0.0001 par value, 150,000,000 shares authorized, 19,566,839 shares issued and outstanding at December 31, 2022, and 750,000,000 shares authorized, 12,492,050 shares issued and 12,381,287 shares outstanding at December 31, 2021	1,957	1,196
Additional paid-in capital	70,541,095	30,146,728
Treasury stock, 110,762 shares at cost	0	(247,165)
Accumulated deficit	(65,739,723)	(27,550,126)
TOTAL STOCKHOLDERS' EQUITY	4,803,329	2,350,634
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,915,689	$ 6,765,576